Basis of Preparation	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation
Basis of Preparation
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretation’s committees (Standard Interpretations Committee (“SIC”) and International Financial Reporting Interpretations Committee (“IFRIC”)).
Approval of Financial Statements
The Company’s consolidated financial statements presented were approved on June 24, 2020 by Representative Director, President & Chief Executive Officer (“CEO”) Christophe Weber and Director & Chief Financial Officer (“CFO”) Costa Saroukos.
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including investments, derivatives, and contingent considerations.
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated.
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2020, Takeda has adopted the following new accounting standards:

IFRS 16 Leases (“IFRS 16”)

Takeda adopted IFRS 16 on April 1, 2019. The standard replaces IAS 17 Leases (“IAS 17”) and IFRIC 4 Determining whether an Arrangement contains a Lease (“IFRIC 4”) and introduces a single lease accounting model requiring a lessee to recognize lease liabilities and right-of-use (“ROU”) assets for almost all leases. Of the costs from operating leases previously included within cost of sales, selling, general and administrative expenses, research and development expenses, and other operating expenses, the portion related to the financing element is classified and reported as finance expenses. In the statement of cash flows, the lease payments previously included within cash flows from operating activities are reported within cash flows from financing activities.
Takeda adopted IFRS 16 using the modified retrospective approach and the cumulative effect of adopting the standard was recognized on April 1, 2019. At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at the incremental borrowing rate as of April 1, 2019. ROU assets were recognized at an amount equal to the lease liabilities, adjusted for any prepaid or accrued lease payments, onerous lease provisions and business combination related fair value adjustments.
The adoption of IFRS 16 resulted in the recognition of lease liabilities (included in “Other financial liabilities”) of 217,325 million JPY and ROU assets (included in “Property, plant and equipment”) of 199,256 million JPY, excluding the amount related to leases previously classified as finance leases under IAS 17 in the consolidated statement of financial position as of April 1, 2019. The weighted average incremental borrowing rate applied to the lease liabilities on April 1, 2019 was 2.8%. In the consolidated statement of cash flows, cash outflow of 32,943 million JPY for the year ended March 31, 2020 was presented in “net cash from (used in) financing activities” instead of “net cash from operating activities”. Other impact of applying IFRS 16 to the consolidated financial statements was immaterial.
Takeda elected the following transition practical expedients, to leases previously classified as operating leases under IAS 17:

•	Applying the recognition exemption for lease contracts for which the term ends within 12 months at the date of initial application

•
Adjusting the ROU assets by the amount of onerous contract provision recognized under IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application, as an alternative to an impairment review

Takeda has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before April 1, 2019, Takeda relied on its assessment made by applying IAS 17 and IFRIC 4.
The differences between Takeda’s operating lease commitments under IAS 17 disclosed in Note 32 and the total lease liabilities recorded in the consolidated statement of financial position as of April 1, 2019 under IFRS 16 are summarized below:

JPY (millions)
Operating lease commitments as of March 31, 2019 (Note 32)	233,578
Less: Recognition exemption for leases with less than 12 months of lease term at transition	(1,256)
Less: Recognition exemption for leases of low value asset	(319)
Add: Extension options reasonably certain to be exercised	20,266
Less: Lease contracts with commencement date after March 31, 2019	(4,394)
Less: Discounted using the incremental borrowing rate as of April 1, 2019	(31,783)
Add: Finance lease liabilities recognized as of March 31, 2019	179,411
Other	1,233
Lease liabilities recognized as of April 1, 2019	396,736

IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
Takeda adopted IFRIC 23, which clarifies that, if it is considered probable that a tax authority will accept an uncertain tax treatment, the tax charge should be calculated on that basis. If it is not considered probable, the effect of the uncertainty should be estimated and reflected in the tax charge. In assessing the uncertainty, it is assumed that the tax authority will have full knowledge of all information related to the matter. The adoption of the interpretation did not have a material impact on Takeda’s consolidated financial statements.
IFRS 3 Definition of a Business (“IFRS 3”)
In October 2018, IFRS 3 was amended to clarify the definition of a business. This amendment clarified that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. In addition, this amendment added an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. This amendment is effective for Takeda on April 1, 2020, but the amendment allows early adoption. Takeda early adopted this amendment and the adoption of the amendment did not have a material impact on Takeda’s consolidated financial statements.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
There were no new or amended accounting standards and interpretations issued and not yet adopted that would be expected to have a significant impact on Takeda’s consolidated financial statements. For those standards and interpretations where early adoption is permitted, Takeda does not plan to early adopt.
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:

•	Recognition and measurement of taxes based on uncertain tax positions (Note 7)

•	Recoverability of deferred tax assets (Note 7)

•	Impairment of property, plant and equipment; goodwill; and intangible assets (Note 10, Note 11, and Note 12, respectively)

•	Measurement of fair value of assets acquired and liabilities assumed and contingent consideration in business combinations (Note 27 and Note 31)

•	Measurement of defined benefit obligations (Note 22)

•	Measurement of provisions, including estimation of rebates and return reserves associated with Takeda’s product sales (Note 23)

•	Valuation assumptions relating to share-based compensation (Note 28)

•	Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 32)

Although the effects of the spread of COVID-19 could potentially impact business activities within Takeda, the overall impact on Takeda’s consolidated financial results has been limited to date. Therefore, the spread of COVID-19 did not have a significant impact on accounting estimates and assumptions used for the preparation of the consolidated financial statements.